Equity - Additional Information (Detail)	0 Months Ended								1 Months Ended			12 Months Ended								12 Months Ended			1 Months Ended				4 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Jun. 20, 2014 USD ($)	Jun. 20, 2014 RUB	Dec. 31, 2013 USD ($)	Jun. 28, 2013 USD ($)	Jun. 28, 2013 RUB	Jun. 20, 2013 USD ($)	Jun. 20, 2013 RUB	Oct. 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Apr. 30, 2008 RUB	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 RUB		Dec. 31, 2013 RUB		Dec. 31, 2014 Residents [Member]	Dec. 31, 2013 Residents [Member]	Dec. 31, 2014 Non-residents [Member]	Nov. 30, 2013 Mechel-Mining OAO [Member] USD ($)	Dec. 31, 2014 Mechel-Mining OAO [Member]	Dec. 31, 2013 Mechel-Mining OAO [Member]	Dec. 31, 2012 Mechel-Mining OAO [Member]	Nov. 30, 2013 Korshunov Mining Plant (KMP) [Member] USD ($)	Dec. 31, 2014 Korshunov Mining Plant (KMP) [Member]	Dec. 31, 2013 Korshunov Mining Plant (KMP) [Member]	Dec. 31, 2012 Korshunov Mining Plant (KMP) [Member]	Mar. 31, 2013 Tomusinsky Open Pit Mine (TOPM) [Member] USD ($)	Dec. 31, 2014 Tomusinsky Open Pit Mine (TOPM) [Member]	Dec. 31, 2013 Tomusinsky Open Pit Mine (TOPM) [Member]	Dec. 31, 2012 Tomusinsky Open Pit Mine (TOPM) [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized												497,969,086	[1]					497,969,086	[1]
Common stock shares, par value												$ 0.0002				10	[1]	10	[1]
Common stock, shares outstanding												416,270,745	[1]		416,270,745			416,270,745	[1]
Preferred stock, shares authorized											138,756,915	138,756,915	[1]					138,756,915	[1]
Preferred stock, par value											10					10	[1]	10	[1]
Percentage of preferred stock capital of total share capital											25.00%
Preferred stock dividend											0.20%
Percentage of preferred stock issued											1.00%
Dividends tax percentage																				13.00%	9.00%	15.00%
Withholding tax rate related to intercompany dividends												0.00%
Percentage of Russian company held a controlling interest in the share capital of the dividend payer												50.00%
Statutory undistributed earnings	$ 2,727,554,000			$ 6,104,529,000
Dividend declared to shareholders		50,000	1,670,000				8,876,000	285,105,000
Distribution of preferred shares		124,000	4,163,000		127,000	4,163,000						124,000		127,000	79,056,000
Dividend declared date		Jun. 20, 2014	Jun. 20, 2014		Jun. 28, 2013	Jun. 28, 2013	Jun. 20, 2013	Jun. 20, 2013
Dividends partially paid to shareholders, amount	26,000											112,000		222,000	186,443,000
Dilutive securities issued												0		0	0
Percentage of acquisitions of non-controlling interests									1.63%	0.03%													1.31%				4.40%				0.21%
Cash paid for acquisitions									595,000	33,000				662,911,000									57,985,000				29,158,000
Additional paid-in capital									160,000	21,000													54,952,000				8,720,000				619,000
Percentage of Voting shares																								100.00%	100.00%	98.69%		90.00%	90.00%	85.60%		64.30%	74.70%	74.50%
Cash consideration paid for shares																							$ 57,986,000								$ 33,000

[1]	See Note 19